Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® 500 Index Fund
May 31, 2022
Z5I-NPRT1-0722
1.9881568.105
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	544,882	11,600,538
Lumen Technologies, Inc. (a)	70,734	865,784
Verizon Communications, Inc.	320,272	16,426,751
		28,893,073
Entertainment - 1.3%
Activision Blizzard, Inc.	59,437	4,628,954
Electronic Arts, Inc.	21,456	2,974,874
Live Nation Entertainment, Inc. (b)	10,282	977,304
Netflix, Inc. (b)	33,871	6,687,490
Take-Two Interactive Software, Inc. (b)	12,019	1,496,726
The Walt Disney Co. (b)	138,877	15,337,576
Warner Bros Discovery, Inc. (b)	168,704	3,112,589
		35,215,513
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (b)	22,939	52,191,730
Class C (b)	21,201	48,354,817
Match Group, Inc. (b)	21,547	1,697,473
Meta Platforms, Inc. Class A (b)	176,182	34,115,882
Twitter, Inc. (b)	61,022	2,416,471
		138,776,373
Media - 1.0%
Charter Communications, Inc. Class A (b)	9,092	4,609,008
Comcast Corp. Class A	345,083	15,280,275
DISH Network Corp. Class A (b)	19,240	439,249
Fox Corp.:
Class A	24,320	863,603
Class B	11,105	363,245
Interpublic Group of Companies, Inc.	30,199	973,314
News Corp.:
Class A	30,405	529,047
Class B	9,008	158,361
Omnicom Group, Inc. (a)	16,040	1,196,744
Paramount Global Class B (a)	46,126	1,583,506
		25,996,352
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	44,798	5,971,125
TOTAL COMMUNICATION SERVICES		234,852,436
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.1%
Aptiv PLC (b)	20,628	2,191,519
BorgWarner, Inc. (a)	18,369	740,638
		2,932,157
Automobiles - 2.1%
Ford Motor Co.	300,180	4,106,462
General Motors Co. (b)	110,875	4,288,645
Tesla, Inc. (b)	63,874	48,433,099
		56,828,206
Distributors - 0.2%
Genuine Parts Co.	10,828	1,480,512
LKQ Corp.	20,584	1,057,812
Pool Corp.	3,077	1,226,554
		3,764,878
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (b)	3,133	7,029,073
Caesars Entertainment, Inc. (b)	16,367	821,132
Carnival Corp. (a)(b)	62,068	861,504
Chipotle Mexican Grill, Inc. (b)	2,146	3,009,872
Darden Restaurants, Inc.	9,685	1,210,625
Domino's Pizza, Inc.	2,763	1,003,439
Expedia, Inc. (b)	11,424	1,477,466
Hilton Worldwide Holdings, Inc.	21,253	2,993,698
Las Vegas Sands Corp. (b)	26,404	936,286
Marriott International, Inc. Class A	20,864	3,579,845
McDonald's Corp.	57,002	14,376,474
MGM Resorts International	28,906	1,010,843
Norwegian Cruise Line Holdings Ltd. (a)(b)	32,117	514,193
Penn National Gaming, Inc. (b)	12,708	406,148
Royal Caribbean Cruises Ltd. (a)(b)	17,203	998,978
Starbucks Corp.	87,751	6,888,454
Wynn Resorts Ltd. (a)(b)	8,109	536,005
Yum! Brands, Inc.	22,038	2,676,956
		50,330,991
Household Durables - 0.3%
D.R. Horton, Inc.	24,550	1,844,933
Garmin Ltd.	11,526	1,217,376
Lennar Corp. Class A	19,875	1,594,969
Mohawk Industries, Inc. (b)	4,231	598,517
Newell Brands, Inc.	28,526	611,597
NVR, Inc. (b)	251	1,117,106
PulteGroup, Inc.	19,057	862,520
Whirlpool Corp.	4,524	833,502
		8,680,520
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (b)	33,389	80,273,500
eBay, Inc.	47,750	2,323,993
Etsy, Inc. (b)	9,607	779,320
		83,376,813
Leisure Products - 0.0%
Hasbro, Inc.	9,949	892,923
Multiline Retail - 0.5%
Dollar General Corp.	17,682	3,896,052
Dollar Tree, Inc. (b)	17,169	2,752,706
Target Corp.	36,559	5,918,171
		12,566,929
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	4,784	908,290
AutoZone, Inc. (b)	1,575	3,243,949
Bath & Body Works, Inc.	19,719	808,873
Best Buy Co., Inc. (a)	16,442	1,349,231
CarMax, Inc. (a)(b)	12,337	1,224,694
Lowe's Companies, Inc.	51,414	10,041,154
O'Reilly Automotive, Inc. (b)	5,143	3,276,965
Ross Stores, Inc.	26,965	2,292,564
The Home Depot, Inc.	79,677	24,122,212
TJX Companies, Inc.	91,027	5,786,586
Tractor Supply Co.	8,660	1,622,538
Ulta Beauty, Inc. (b)	4,116	1,741,480
		56,418,536
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	97,362	11,571,474
PVH Corp.	5,421	384,186
Ralph Lauren Corp.	3,449	348,659
Tapestry, Inc.	19,988	689,586
Under Armour, Inc.:
Class A (sub. vtg.) (b)	14,574	154,193
Class C (non-vtg.) (b)	16,592	160,942
VF Corp.	24,728	1,247,775
		14,556,815
TOTAL CONSUMER DISCRETIONARY		290,348,768
CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	14,030	927,664
Constellation Brands, Inc. Class A (sub. vtg.)	12,537	3,077,457
Molson Coors Beverage Co. Class B	14,262	796,390
Monster Beverage Corp. (b)	28,665	2,554,625
PepsiCo, Inc.	105,551	17,706,180
The Coca-Cola Co.	296,608	18,799,015
		43,861,331
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	33,835	15,774,554
Kroger Co.	51,080	2,705,708
Sysco Corp. (a)	38,718	3,259,281
Walgreens Boots Alliance, Inc.	54,680	2,396,624
Walmart, Inc.	107,930	13,883,036
		38,019,203
Food Products - 1.1%
Archer Daniels Midland Co.	42,707	3,878,650
Campbell Soup Co. (a)	15,294	732,736
Conagra Brands, Inc.	36,796	1,210,220
General Mills, Inc.	46,055	3,216,942
Hormel Foods Corp.	21,672	1,054,776
Kellogg Co.	19,432	1,355,188
Lamb Weston Holdings, Inc.	10,997	743,177
McCormick & Co., Inc. (non-vtg.)	19,021	1,763,627
Mondelez International, Inc.	105,925	6,732,593
The Hershey Co.	11,098	2,349,558
The J.M. Smucker Co.	8,315	1,042,452
The Kraft Heinz Co.	54,129	2,047,700
Tyson Foods, Inc. Class A	22,295	1,997,855
		28,125,474
Household Products - 1.4%
Church & Dwight Co., Inc.	18,420	1,658,905
Colgate-Palmolive Co.	64,330	5,069,847
Kimberly-Clark Corp.	25,719	3,421,141
Procter & Gamble Co.	182,894	27,046,365
The Clorox Co.	9,340	1,357,662
		38,553,920
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	17,738	4,516,982
Tobacco - 0.8%
Altria Group, Inc.	139,114	7,524,676
Philip Morris International, Inc.	118,248	12,563,850
		20,088,526
TOTAL CONSUMER STAPLES		173,165,436
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	69,117	2,486,830
Halliburton Co.	68,591	2,777,936
Schlumberger Ltd.	107,082	4,921,489
		10,186,255
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	27,568	1,295,972
Chevron Corp.	147,084	25,689,691
ConocoPhillips Co.	99,378	11,166,112
Coterra Energy, Inc.	62,065	2,130,691
Devon Energy Corp.	48,069	3,600,368
Diamondback Energy, Inc.	12,978	1,972,916
EOG Resources, Inc.	44,651	6,115,401
Exxon Mobil Corp.	323,026	31,010,496
Hess Corp.	21,035	2,588,777
Kinder Morgan, Inc.	148,781	2,929,498
Marathon Oil Corp.	59,280	1,863,170
Marathon Petroleum Corp.	44,183	4,497,388
Occidental Petroleum Corp.	67,717	4,693,465
ONEOK, Inc.	34,029	2,240,810
Phillips 66 Co.	35,699	3,598,816
Pioneer Natural Resources Co.	17,328	4,816,144
The Williams Companies, Inc.	92,713	3,435,944
Valero Energy Corp.	31,200	4,043,520
		117,689,179
TOTAL ENERGY		127,875,434
FINANCIALS - 11.2%
Banks - 3.9%
Bank of America Corp.	542,436	20,178,619
Citigroup, Inc.	151,446	8,088,731
Citizens Financial Group, Inc.	37,595	1,555,681
Comerica, Inc.	9,921	825,526
Fifth Third Bancorp	52,100	2,054,303
First Republic Bank	13,670	2,119,260
Huntington Bancshares, Inc.	109,270	1,516,668
JPMorgan Chase & Co.	225,496	29,817,336
KeyCorp	70,501	1,407,200
M&T Bank Corp.	13,680	2,461,990
PNC Financial Services Group, Inc.	32,069	5,625,223
Regions Financial Corp.	71,619	1,582,064
Signature Bank	4,814	1,041,124
SVB Financial Group (b)	4,480	2,188,794
Truist Financial Corp.	101,977	5,072,336
U.S. Bancorp	103,092	5,471,092
Wells Fargo & Co.	296,530	13,572,178
Zions Bancorp NA	11,461	653,735
		105,231,860
Capital Markets - 2.9%
Ameriprise Financial, Inc.	8,464	2,338,349
Bank of New York Mellon Corp.	56,485	2,632,766
BlackRock, Inc. Class A	10,881	7,280,259
Cboe Global Markets, Inc.	8,184	919,145
Charles Schwab Corp.	114,717	8,041,662
CME Group, Inc.	27,426	5,453,112
FactSet Research Systems, Inc.	2,902	1,107,926
Franklin Resources, Inc. (a)	21,188	573,771
Goldman Sachs Group, Inc.	25,904	8,466,722
Intercontinental Exchange, Inc.	42,876	4,390,074
Invesco Ltd.	26,328	509,184
MarketAxess Holdings, Inc.	2,880	811,238
Moody's Corp.	12,344	3,722,580
Morgan Stanley	108,176	9,318,281
MSCI, Inc.	6,204	2,744,339
NASDAQ, Inc.	8,892	1,380,572
Northern Trust Corp.	15,822	1,768,109
Raymond James Financial, Inc.	14,194	1,397,967
S&P Global, Inc.	27,028	9,445,745
State Street Corp.	27,898	2,022,326
T. Rowe Price Group, Inc.	17,485	2,222,169
		76,546,296
Consumer Finance - 0.6%
American Express Co.	46,935	7,923,567
Capital One Financial Corp.	31,600	4,040,376
Discover Financial Services	21,988	2,495,418
Synchrony Financial	39,593	1,466,525
		15,925,886
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	139,729	44,151,569
Insurance - 2.2%
AFLAC, Inc.	45,761	2,771,744
Allstate Corp.	21,415	2,927,216
American International Group, Inc.	63,375	3,718,845
Aon PLC	16,389	4,517,956
Arthur J. Gallagher & Co.	15,906	2,575,818
Assurant, Inc.	4,308	761,181
Brown & Brown, Inc.	18,002	1,068,779
Chubb Ltd.	32,864	6,943,835
Cincinnati Financial Corp.	11,395	1,456,965
Everest Re Group Ltd.	3,020	853,150
Globe Life, Inc.	7,119	694,601
Hartford Financial Services Group, Inc.	25,513	1,849,948
Lincoln National Corp.	12,584	728,991
Loews Corp.	15,041	985,035
Marsh & McLennan Companies, Inc.	38,517	6,160,794
MetLife, Inc.	53,526	3,607,117
Principal Financial Group, Inc. (a)	18,638	1,359,269
Progressive Corp.	44,594	5,323,632
Prudential Financial, Inc.	28,845	3,064,781
The Travelers Companies, Inc.	18,409	3,295,947
W.R. Berkley Corp.	16,082	1,143,913
Willis Towers Watson PLC	9,303	1,963,584
		57,773,101
TOTAL FINANCIALS		299,628,712
HEALTH CARE - 14.3%
Biotechnology - 2.1%
AbbVie, Inc.	134,886	19,878,150
Amgen, Inc.	42,972	11,032,631
Biogen, Inc. (b)	11,203	2,240,600
Gilead Sciences, Inc.	95,691	6,205,561
Incyte Corp. (b)	14,445	1,096,231
Moderna, Inc. (b)	26,916	3,911,702
Regeneron Pharmaceuticals, Inc. (b)	8,142	5,412,313
Vertex Pharmaceuticals, Inc. (b)	19,423	5,217,989
		54,995,177
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	134,907	15,846,176
Abiomed, Inc. (b)	3,494	921,368
Align Technology, Inc. (b)	5,577	1,548,398
Baxter International, Inc.	38,194	2,904,654
Becton, Dickinson & Co.	21,727	5,557,767
Boston Scientific Corp. (b)	108,698	4,457,705
Dentsply Sirona, Inc.	16,851	666,626
DexCom, Inc. (b)	7,391	2,202,075
Edwards Lifesciences Corp. (b)	47,629	4,803,385
Hologic, Inc. (b)	19,001	1,430,205
IDEXX Laboratories, Inc. (b)	6,469	2,533,390
Intuitive Surgical, Inc. (b)	27,292	6,212,751
Medtronic PLC	102,572	10,272,586
ResMed, Inc.	11,156	2,269,800
STERIS PLC	7,626	1,740,253
Stryker Corp.	25,608	6,005,076
Teleflex, Inc.	3,595	1,034,425
The Cooper Companies, Inc.	3,785	1,327,551
Zimmer Biomet Holdings, Inc.	15,921	1,913,863
		73,648,054
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	11,472	1,775,751
Anthem, Inc.	18,524	9,440,016
Cardinal Health, Inc.	21,004	1,182,945
Centene Corp. (b)	44,539	3,627,256
Cigna Corp.	24,648	6,612,812
CVS Health Corp.	100,165	9,690,964
DaVita HealthCare Partners, Inc. (b)	4,743	462,395
HCA Holdings, Inc.	18,279	3,845,902
Henry Schein, Inc. (b)	10,642	911,381
Humana, Inc.	9,810	4,455,996
Laboratory Corp. of America Holdings	7,090	1,749,245
McKesson Corp.	11,439	3,759,885
Molina Healthcare, Inc. (b)	4,434	1,286,835
Quest Diagnostics, Inc.	9,029	1,273,270
UnitedHealth Group, Inc.	71,866	35,701,591
Universal Health Services, Inc. Class B	5,536	689,841
		86,466,085
Health Care Technology - 0.1%
Cerner Corp.	22,442	2,128,624
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	22,928	2,924,696
Bio-Rad Laboratories, Inc. Class A (b)	1,639	881,438
Bio-Techne Corp.	3,015	1,114,736
Charles River Laboratories International, Inc. (b)	3,873	906,592
Danaher Corp.	48,555	12,809,780
Illumina, Inc. (b)	11,926	2,856,038
IQVIA Holdings, Inc. (b)	14,581	3,138,560
Mettler-Toledo International, Inc. (b)	1,754	2,255,854
PerkinElmer, Inc.	9,590	1,435,335
Thermo Fisher Scientific, Inc.	30,067	17,065,127
Waters Corp. (b)	4,641	1,522,016
West Pharmaceutical Services, Inc.	5,641	1,750,854
		48,661,026
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	166,308	12,547,939
Catalent, Inc. (b)	13,604	1,402,028
Eli Lilly & Co.	60,578	18,987,568
Johnson & Johnson	200,852	36,058,960
Merck & Co., Inc.	192,722	17,736,206
Organon & Co.	19,466	738,929
Pfizer, Inc.	428,269	22,715,388
Viatris, Inc.	92,825	1,138,963
Zoetis, Inc. Class A	36,092	6,169,206
		117,495,187
TOTAL HEALTH CARE		383,394,153
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.6%
General Dynamics Corp.	17,573	3,952,343
Howmet Aerospace, Inc.	29,125	1,041,801
Huntington Ingalls Industries, Inc.	3,089	650,111
L3Harris Technologies, Inc.	14,972	3,606,755
Lockheed Martin Corp.	18,492	8,138,514
Northrop Grumman Corp.	11,195	5,238,924
Raytheon Technologies Corp.	113,817	10,826,273
Textron, Inc.	16,916	1,104,446
The Boeing Co. (b)	41,802	5,492,783
TransDigm Group, Inc. (b)	4,017	2,431,771
		42,483,721
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	9,981	1,083,038
Expeditors International of Washington, Inc.	12,869	1,400,662
FedEx Corp.	18,602	4,177,637
United Parcel Service, Inc. Class B	55,634	10,139,297
		16,800,634
Airlines - 0.2%
Alaska Air Group, Inc. (b)	9,710	468,605
American Airlines Group, Inc. (b)	49,692	887,996
Delta Air Lines, Inc. (b)	48,768	2,033,138
Southwest Airlines Co. (b)	45,131	2,069,708
United Airlines Holdings, Inc. (b)	24,520	1,167,888
		6,627,335
Building Products - 0.4%
A.O. Smith Corp.	10,142	609,737
Allegion PLC	6,801	759,332
Carrier Global Corp.	65,298	2,566,864
Fortune Brands Home & Security, Inc.	10,397	721,032
Johnson Controls International PLC	53,629	2,923,317
Masco Corp.	18,405	1,043,379
Trane Technologies PLC	17,826	2,461,058
		11,084,719
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,729	2,680,363
Copart, Inc. (b)	16,265	1,862,830
Republic Services, Inc.	15,936	2,132,874
Rollins, Inc.	17,376	616,153
Waste Management, Inc.	29,366	4,654,805
		11,947,025
Construction & Engineering - 0.1%
Quanta Services, Inc.	10,819	1,287,461
Electrical Equipment - 0.5%
AMETEK, Inc.	17,642	2,142,974
Eaton Corp. PLC	30,410	4,214,826
Emerson Electric Co.	45,317	4,017,805
Generac Holdings, Inc. (b)	4,845	1,197,103
Rockwell Automation, Inc.	8,853	1,887,460
		13,460,168
Industrial Conglomerates - 0.9%
3M Co.	43,579	6,505,909
General Electric Co.	83,873	6,566,417
Honeywell International, Inc.	52,324	10,130,973
		23,203,299
Machinery - 1.6%
Caterpillar, Inc.	41,277	8,909,640
Cummins, Inc.	10,867	2,272,507
Deere & Co.	21,401	7,656,850
Dover Corp.	10,949	1,466,181
Fortive Corp.	27,296	1,686,074
IDEX Corp.	5,836	1,117,886
Illinois Tool Works, Inc.	21,798	4,535,510
Ingersoll Rand, Inc.	30,994	1,461,367
Nordson Corp.	4,155	905,291
Otis Worldwide Corp.	32,437	2,413,313
PACCAR, Inc.	26,506	2,301,781
Parker Hannifin Corp.	9,808	2,669,443
Pentair PLC	12,688	636,557
Snap-On, Inc.	4,101	909,930
Stanley Black & Decker, Inc.	12,394	1,471,044
Westinghouse Air Brake Tech Co.	14,180	1,339,443
Xylem, Inc. (a)	13,663	1,151,108
		42,903,925
Professional Services - 0.3%
Equifax, Inc.	9,296	1,883,184
Jacobs Engineering Group, Inc.	9,811	1,374,423
Leidos Holdings, Inc.	10,774	1,125,883
Nielsen Holdings PLC	27,245	696,382
Robert Half International, Inc.	8,402	757,440
Verisk Analytics, Inc.	12,293	2,150,292
		7,987,604
Road & Rail - 0.9%
CSX Corp.	169,196	5,378,741
J.B. Hunt Transport Services, Inc.	6,453	1,113,659
Norfolk Southern Corp.	18,288	4,382,902
Old Dominion Freight Lines, Inc.	7,099	1,833,246
Union Pacific Corp.	48,588	10,678,671
		23,387,219
Trading Companies & Distributors - 0.2%
Fastenal Co.	43,935	2,353,159
United Rentals, Inc. (b)	5,509	1,642,674
W.W. Grainger, Inc.	3,294	1,604,409
		5,600,242
TOTAL INDUSTRIALS		206,773,352
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	17,075	1,746,431
Cisco Systems, Inc.	321,904	14,501,775
F5, Inc. (b)	4,604	750,636
Juniper Networks, Inc. (a)	24,681	757,213
Motorola Solutions, Inc.	12,899	2,834,426
		20,590,481
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	45,744	3,241,420
CDW Corp.	10,333	1,755,163
Corning, Inc.	56,948	2,039,877
IPG Photonics Corp. (b)	2,788	294,106
Keysight Technologies, Inc. (b)	13,951	2,031,266
TE Connectivity Ltd.	24,858	3,216,377
Teledyne Technologies, Inc. (b)	3,544	1,435,852
Trimble, Inc. (b)	19,039	1,295,604
Zebra Technologies Corp. Class A (b)	4,075	1,378,124
		16,687,789
IT Services - 4.4%
Accenture PLC Class A	48,224	14,392,935
Akamai Technologies, Inc. (a)(b)	12,326	1,245,419
Automatic Data Processing, Inc.	32,055	7,146,342
Broadridge Financial Solutions, Inc.	8,862	1,295,802
Cognizant Technology Solutions Corp. Class A	40,095	2,995,097
DXC Technology Co. (b)	18,775	661,256
EPAM Systems, Inc. (b)	4,311	1,459,360
Fidelity National Information Services, Inc.	46,468	4,855,906
Fiserv, Inc. (b)	45,344	4,542,562
FleetCor Technologies, Inc. (b)	6,175	1,536,402
Gartner, Inc. (b)	6,258	1,642,099
Global Payments, Inc.	21,731	2,847,630
IBM Corp.	68,431	9,500,960
Jack Henry & Associates, Inc.	5,592	1,051,967
MasterCard, Inc. Class A	65,851	23,566,097
Paychex, Inc.	24,513	3,035,445
PayPal Holdings, Inc. (b)	88,894	7,574,658
VeriSign, Inc. (b)	7,337	1,280,673
Visa, Inc. Class A	126,536	26,847,143
		117,477,753
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (b)	124,755	12,707,544
Analog Devices, Inc.	40,101	6,753,008
Applied Materials, Inc.	67,775	7,949,330
Broadcom, Inc.	31,507	18,278,156
Enphase Energy, Inc. (b)	10,204	1,899,883
Intel Corp.	310,729	13,802,582
KLA Corp.	11,510	4,199,424
Lam Research Corp.	10,649	5,537,799
Microchip Technology, Inc.	42,468	3,085,300
Micron Technology, Inc.	85,458	6,310,219
Monolithic Power Systems, Inc.	3,292	1,482,684
NVIDIA Corp.	190,758	35,618,334
NXP Semiconductors NV	20,305	3,853,077
Qorvo, Inc. (b)	8,224	919,032
Qualcomm, Inc.	86,006	12,317,779
Skyworks Solutions, Inc.	12,447	1,355,105
SolarEdge Technologies, Inc. (b)	3,999	1,090,887
Teradyne, Inc.	12,369	1,351,437
Texas Instruments, Inc.	70,482	12,458,398
		150,969,978
Software - 8.7%
Adobe, Inc. (b)	35,989	14,988,699
ANSYS, Inc. (b)	6,641	1,729,051
Autodesk, Inc. (b)	16,782	3,486,461
Cadence Design Systems, Inc. (b)	21,146	3,250,775
Ceridian HCM Holding, Inc. (b)	10,552	594,078
Citrix Systems, Inc.	9,576	964,207
Fortinet, Inc. (b)	10,355	3,045,820
Intuit, Inc.	21,605	8,954,408
Microsoft Corp.	571,999	155,509,368
NortonLifeLock, Inc.	44,674	1,087,365
Oracle Corp.	120,205	8,645,144
Paycom Software, Inc. (b)	3,697	1,051,205
PTC, Inc. (b)	7,975	929,327
Roper Technologies, Inc.	8,046	3,559,872
Salesforce.com, Inc. (b)	75,150	12,042,036
ServiceNow, Inc. (b)	15,261	7,134,060
Synopsys, Inc. (b)	11,707	3,736,874
Tyler Technologies, Inc. (b)	3,145	1,119,054
		231,827,804
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	1,182,918	176,065,498
Hewlett Packard Enterprise Co.	98,343	1,534,151
HP, Inc.	82,717	3,212,728
NetApp, Inc.	17,064	1,227,755
Seagate Technology Holdings PLC	15,291	1,294,689
Western Digital Corp. (b)	23,783	1,443,390
		184,778,211
TOTAL INFORMATION TECHNOLOGY		722,332,016
MATERIALS - 2.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	16,920	4,165,027
Albemarle Corp. U.S.	8,927	2,324,769
Celanese Corp. Class A	8,197	1,282,994
CF Industries Holdings, Inc.	16,320	1,611,926
Corteva, Inc.	55,488	3,474,659
Dow, Inc.	56,169	3,818,369
DuPont de Nemours, Inc.	39,133	2,655,174
Eastman Chemical Co.	9,899	1,090,474
Ecolab, Inc.	19,023	3,118,060
FMC Corp.	9,611	1,178,116
International Flavors & Fragrances, Inc.	19,431	2,568,195
Linde PLC	39,110	12,698,235
LyondellBasell Industries NV Class A	20,061	2,291,969
PPG Industries, Inc.	18,117	2,291,619
Sherwin-Williams Co.	18,408	4,934,080
The Mosaic Co.	28,199	1,766,667
		51,270,333
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4,747	1,611,037
Vulcan Materials Co.	10,103	1,665,682
		3,276,719
Containers & Packaging - 0.3%
Amcor PLC	115,126	1,508,151
Avery Dennison Corp.	6,353	1,096,274
Ball Corp.	24,676	1,749,282
International Paper Co.	29,429	1,425,835
Packaging Corp. of America	7,295	1,147,358
Sealed Air Corp.	11,440	711,339
WestRock Co.	20,193	979,159
		8,617,398
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	112,010	4,377,351
Newmont Corp.	60,853	4,128,876
Nucor Corp.	20,759	2,749,737
		11,255,964
TOTAL MATERIALS		74,420,414
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	11,089	1,840,220
American Tower Corp.	34,747	8,899,749
AvalonBay Communities, Inc.	10,665	2,217,893
Boston Properties, Inc.	10,782	1,198,743
Camden Property Trust (SBI)	7,837	1,124,531
Crown Castle International Corp.	32,978	6,254,278
Digital Realty Trust, Inc. (a)	21,657	3,023,101
Duke Realty Corp.	28,967	1,530,327
Equinix, Inc.	6,870	4,720,308
Equity Residential (SBI)	26,061	2,002,267
Essex Property Trust, Inc.	4,959	1,407,612
Extra Space Storage, Inc.	10,200	1,817,640
Federal Realty Investment Trust (SBI)	5,408	621,758
Healthpeak Properties, Inc.	41,373	1,228,364
Host Hotels & Resorts, Inc.	54,821	1,095,872
Iron Mountain, Inc. (a)	21,943	1,182,728
Kimco Realty Corp.	47,306	1,118,787
Mid-America Apartment Communities, Inc.	8,778	1,588,818
Prologis (REIT), Inc.	56,465	7,198,158
Public Storage	11,643	3,849,642
Realty Income Corp.	43,189	2,946,354
Regency Centers Corp.	11,703	798,262
SBA Communications Corp. Class A	8,303	2,794,873
Simon Property Group, Inc.	25,076	2,874,963
UDR, Inc.	22,941	1,096,580
Ventas, Inc.	30,398	1,724,783
Vornado Realty Trust	12,265	428,784
Welltower, Inc.	33,213	2,958,946
Weyerhaeuser Co.	57,029	2,253,786
		71,798,127
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	25,516	2,113,745
TOTAL REAL ESTATE		73,911,872
UTILITIES - 3.0%
Electric Utilities - 1.9%
Alliant Energy Corp.	19,065	1,216,728
American Electric Power Co., Inc.	38,456	3,923,666
Constellation Energy Corp.	24,836	1,541,819
Duke Energy Corp.	58,692	6,604,024
Edison International	28,962	2,024,733
Entergy Corp.	15,308	1,841,859
Evergy, Inc.	17,573	1,229,056
Eversource Energy	26,240	2,422,477
Exelon Corp.	74,789	3,675,879
FirstEnergy Corp.	43,440	1,866,182
NextEra Energy, Inc.	149,707	11,331,323
NRG Energy, Inc.	18,790	865,092
Pinnacle West Capital Corp. (a)	8,526	662,044
PPL Corp.	57,139	1,724,455
Southern Co.	80,906	6,121,348
Xcel Energy, Inc.	41,117	3,097,755
		50,148,440
Gas Utilities - 0.1%
Atmos Energy Corp. (a)	10,386	1,207,996
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	51,202	1,128,492
Multi-Utilities - 0.9%
Ameren Corp.	19,633	1,868,865
CenterPoint Energy, Inc.	47,805	1,532,150
CMS Energy Corp.	22,026	1,564,727
Consolidated Edison, Inc.	27,025	2,682,502
Dominion Energy, Inc.	61,833	5,207,575
DTE Energy Co.	14,768	1,959,861
NiSource, Inc.	29,867	939,317
Public Service Enterprise Group, Inc.	38,611	2,646,398
Sempra Energy	24,382	3,995,235
WEC Energy Group, Inc.	24,089	2,531,031
		24,927,661
Water Utilities - 0.1%
American Water Works Co., Inc.	13,847	2,094,359
TOTAL UTILITIES		79,506,948
TOTAL COMMON STOCKS (Cost $2,184,587,941)		2,666,209,541

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $495,969)	500,000	494,467

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e)	278	278
Fidelity Securities Lending Cash Central Fund 0.82% (e)(f)	12,935,878	12,937,172
TOTAL MONEY MARKET FUNDS (Cost $12,937,450)		12,937,450

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,198,021,360)	2,679,641,458
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,794,710)
NET ASSETS - 100.0%	2,672,846,748

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	33	Jun 2022	6,816,563	376,490	376,490

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $472,710.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	2,182,978	129,889,661	132,072,361	13,072	-	-	278	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	970,387	32,923,799	20,957,014	2,038	-	-	12,937,172	0.0%
Total	3,153,365	162,813,460	153,029,375	15,110	-	-	12,937,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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